SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and Risk, Statutory Reserves (Details) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2020 CNY (¥) customer	Dec. 31, 2019 CNY (¥) customer	Dec. 31, 2020 CNY (¥) customer	Dec. 31, 2020 USD ($) customer
Concentration Risk [Line Items]
Profit appropriation to statutory surplus fund	¥ 1,450,000	¥ 0	¥ 1,450,000	$ 220
Accounts Payable
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Number of suppliers	0	0
Revenues
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Number of customers	0	0	0	0
Purchases
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Number of suppliers	0	0
Accounts receivables
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Number of customers		0
Contract liabilities
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Number of customers	0		0	0
Prepayments and other current assets
Concentration Risk [Line Items]
Concentration risk percentage	10.10%	10.00%
Number of suppliers	1	0